Product net sales - (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 11, 2022	Dec. 31, 2022
Product net sales.
Product net sales	$ 0	$ 400,720
Revenue from Sale of Goods Gross		446,900
Cost of Goods Sold		$ 46,200